SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 30, 2022	Dec. 31, 2021
Assets
Derivative asset	$ 170
Liabilities
Warrant liability	381		$ 4,284
5% Senior Unsecured Convertible Note	$ 50,000
Derivative liability			4,189
5% Senior Convertible Notes - Subsequent Placement | Convertible Notes Payable
Liabilities
Interest rate, stated percentage	5.00%	5.00%
Money Market
Assets
Cash equivalents—money market			463,867
Level 1
Assets
Derivative asset	$ 0
Liabilities
Warrant liability	0		0
5% Senior Unsecured Convertible Note	0
Derivative liability			0
Level 1 | Money Market
Assets
Cash equivalents—money market			463,867
Level 2
Assets
Derivative asset	0
Liabilities
Warrant liability	0		0
5% Senior Unsecured Convertible Note	0
Derivative liability			0
Level 2 | Money Market
Assets
Cash equivalents—money market			0
Level 3
Assets
Derivative asset	170
Liabilities
Warrant liability	381		4,284
5% Senior Unsecured Convertible Note	$ 50,000
Derivative liability			4,189
Level 3 | Money Market
Assets
Cash equivalents—money market			$ 0